S000083815 [Member] Investment Objectives and Goals - iShares S&P 500 BuyWrite ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® S&P 500 BUYWRITE ETFTicker: IVVWStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares S&P 500 BuyWrite ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares Core S&P 500 ETF while writing (selling) one-month call options to generate income.